Offerings - Offering: 1	Jul. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 24,608,100.94
Amount of Registration Fee	$ 3,398.38
Offering Note	The transaction valuation is calculated as the aggregate maximum purchase price, based upon the net asset value of North Haven Private Assets Fund (the "Fund") as of March 31, 2026. The fee of $3,398.38 was paid in connection with the filing of the Schedule TO by the Fund on May 15, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.